SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income per ordinary share

	For the Three Months	For the Three Months
	Ended March 31,	Ended March 31,
	2023	2022
Class B Redeemable ordinary shares
Numerator: Allocation of net income	$239,427	$4,659,567
Denominator: Basic and diluted weighted average shares outstanding	16,901,515	23,000,000
Basic and diluted net income per Class A Ordinary Share	$0.01	$0.20

Class B Non-redeemable ordinary shares
Numerator: Allocation of net income	$81,454	$1,164,892
Denominator: Basic and diluted weighted average shares outstanding	5,750,000	5,750,000
Basic and diluted net income per Class B Ordinary Shares	$0.01	$0.20

		For the Period
	For the Year	from May 21, 2021 (inception)
	Ended December 31,	through December 31,
	2022	2021
Class B Redeemable ordinary shares
Numerator: Allocation of net income, as adjusted	$9,316,614	$772,173
Denominator: Basic and diluted weighted average shares outstanding	23,000,000	2,808,036
Basic and diluted net income per Class A Ordinary Share	$0.41	$0.27
Class B Non-redeemable ordinary shares
Numerator: Allocation of net income, as adjusted	$2,329,154	$1,390,588
Denominator: Basic and diluted weighted average shares outstanding	5,750,000	5,056,920
Basic and diluted net income per Class B Ordinary Shares	$0.41	$0.27